DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 11.9%
Activision Blizzard, Inc.	2,645	$190,387
Alphabet, Inc., Class A*	1,680	2,408,314
Alphabet, Inc., Class C*	1,724	2,463,458
AT&T, Inc.	2,421	74,712
CenturyLink, Inc.(a)	4,380	43,055
Charter Communications, Inc., Class A*	110	59,840
Comcast Corp., Class A	3,168	125,453
Electronic Arts, Inc.*	1,767	217,129
Facebook, Inc., Class A*	14,302	3,219,237
Fox Corp., Class A	2,044	59,624
Fox Corp., Class B	975	28,061
John Wiley & Sons, Inc., Class A	574	23,075
Liberty Broadband Corp., Class C*	390	53,282
Omnicom Group, Inc.	1,079	59,118
Sirius XM Holdings, Inc.(a)	4,642	27,016
Take-Two Interactive Software, Inc.*	602	81,974
TripAdvisor, Inc.	472	9,100
Verizon Communications, Inc.	16,557	950,041
Walt Disney Co.	9,162	1,074,703

(Cost $9,543,934)		11,167,579

Consumer Discretionary - 13.7%
Advance Auto Parts, Inc.	469	65,341
Aptiv PLC	1,517	114,306
AutoZone, Inc.*	130	149,222
Best Buy Co., Inc.	5,437	424,575
Booking Holdings, Inc.*	334	547,566
BorgWarner, Inc.(a)	2,641	84,908
Burlington Stores, Inc.*	427	89,529
Carnival Corp.(a)	3,433	54,035
Carter’s, Inc.(a)	575	49,398
Chipotle Mexican Grill, Inc.*	24	24,094
Darden Restaurants, Inc.	1,135	87,236
Dick’s Sporting Goods, Inc.(a)	1,445	52,107
Dollar General Corp.	2,527	483,946
Dollar Tree, Inc.*	242	23,685
Domino’s Pizza, Inc.	219	84,499
eBay, Inc.	6,221	283,304
Expedia Group, Inc.	631	50,152
Foot Locker, Inc.	2,578	71,411
frontdoor, Inc.*	511	23,327
Gap, Inc.	4,604	40,976
Garmin Ltd.	1,157	104,327
Gentex Corp.	3,729	98,595
Genuine Parts Co.	1,185	98,841
H&R Block, Inc.(a)	2,312	39,304
Harley-Davidson, Inc.(a)	575	12,270
Hasbro, Inc.	206	15,143
Home Depot, Inc.	11,007	2,735,019
Kohl’s Corp.	2,575	49,492
L Brands, Inc.	1,823	29,514
Las Vegas Sands Corp.	2,310	110,741
Lear Corp.	1,378	146,137
Leggett & Platt, Inc.(a)	1,052	32,181
Lowe’s Cos., Inc.	5,844	761,765
Lululemon Athletica, Inc.*	595	178,557
Macy’s, Inc.(a)	2,001	12,726
McDonald’s Corp.	221	41,177
Mohawk Industries, Inc.*	282	26,282
NIKE, Inc., Class B	8,846	872,039
Nordstrom, Inc.	1,422	22,937
Norwegian Cruise Line Holdings Ltd.*(a)	799	12,512
NVR, Inc.*	45	144,972
O’Reilly Automotive, Inc.*	498	207,786
PulteGroup, Inc.	3,322	112,848
PVH Corp.	453	20,598
Qurate Retail, Inc., Series A*	3,393	27,941
Ralph Lauren Corp.	612	46,212
Ross Stores, Inc.	3,603	349,347
Royal Caribbean Cruises Ltd.	174	9,025
Skechers U.S.A., Inc., Class A*	1,918	60,072
Starbucks Corp.	14,396	1,122,744
Tapestry, Inc.	2,101	28,574
Target Corp.	5,287	646,759
Thor Industries, Inc.(a)	1,244	107,233
Tiffany & Co.	671	85,975
TJX Cos., Inc.	14,512	765,653
Toll Brothers, Inc.	993	32,084
Tractor Supply Co.	1,312	160,090
Ulta Beauty, Inc.*	443	108,096
Urban Outfitters, Inc.*	1,574	26,664
VF Corp.	1,975	110,798
Whirlpool Corp.(a)	405	49,337
Williams-Sonoma, Inc.	1,479	123,068
Yum China Holdings, Inc.	3,913	181,328
Yum! Brands, Inc.	1,948	174,794

(Cost $11,851,883)		12,905,174

Consumer Staples - 7.6%
Altria Group, Inc.	7,793	304,317
Clorox Co.	123	25,369
Colgate-Palmolive Co.	4,768	344,870
Costco Wholesale Corp.	4,298	1,325,804
Estee Lauder Cos., Inc., Class A	994	196,285
General Mills, Inc.	578	36,437
Herbalife Nutrition Ltd.*	1,111	48,706
Hershey Co.	178	24,151
Hormel Foods Corp.(a)	2,001	97,709
Ingredion, Inc.	606	51,043
Kimberly-Clark Corp.	1,968	278,354
Kroger Co.	1,268	41,362
Molson Coors Beverage Co., Class B	790	29,989
Monster Beverage Corp.*	2,086	150,004

Nu Skin Enterprises, Inc., Class A	491	18,255
PepsiCo, Inc.	7,306	961,104
Philip Morris International, Inc.	10,442	766,025
Procter & Gamble Co.	4,393	509,237
Sprouts Farmers Market, Inc.*	2,008	50,461
Sysco Corp.	2,975	164,101
Tyson Foods, Inc., Class A	1,162	71,393
Walgreens Boots Alliance, Inc.	11,477	492,822
Walmart, Inc.	9,344	1,159,217

(Cost $6,700,838)		7,147,015

Energy - 6.5%
Apache Corp.(a)	1,900	20,501
Cabot Oil & Gas Corp.	2,501	49,620
Chevron Corp.	18,605	1,706,078
Cimarex Energy Co.	1,378	36,214
ConocoPhillips	11,706	493,759
Continental Resources, Inc.(a)	554	6,775
Devon Energy Corp.	4,808	51,974
EOG Resources, Inc.	5,262	268,204
EQT Corp.	1,435	19,143
Exxon Mobil Corp.	47,080	2,140,728
Halliburton Co.	3,168	37,224
HollyFrontier Corp.	2,336	73,467
Marathon Oil Corp.	6,414	34,251
Marathon Petroleum Corp.	1,147	40,306
Occidental Petroleum Corp.(a)	8,166	105,750
PBF Energy, Inc., Class A(a)	1,480	15,718
Phillips 66	6,371	498,594
Pioneer Natural Resources Co.	1,216	111,386
Valero Energy Corp.	6,224	414,767

(Cost $9,558,841)		6,124,459

Financials - 4.0%
Credit Acceptance Corp.*(a)	182	67,307
Eaton Vance Corp.	1,897	68,387
Erie Indemnity Co., Class A(a)	231	41,635
Evercore, Inc., Class A	1,473	81,177
FactSet Research Systems, Inc.(a)	129	39,669
Fidelity National Financial, Inc.	2,768	88,299
First American Financial Corp.	591	29,840
Franklin Resources, Inc.(a)	7,372	139,110
Globe Life, Inc.	674	51,911
Janus Henderson Group PLC(a)	2,482	53,512
Lazard Ltd., Class A	4,027	108,165
LPL Financial Holdings, Inc.	958	68,392
Marsh & McLennan Cos., Inc.	4,528	479,606
MGIC Investment Corp.	7,905	64,900
Moody’s Corp.	1,498	400,580
MSCI, Inc.	670	220,330
Progressive Corp.	4,514	350,648
S&P Global, Inc.	2,519	818,725
SEI Investments Co.	2,114	114,621
T. Rowe Price Group, Inc.	3,902	471,752

(Cost $3,391,212)		3,758,566

Health Care - 14.1%
AbbVie, Inc.	12,178	1,128,535
Agilent Technologies, Inc.	1,243	109,558
Align Technology, Inc.*	284	69,756
AmerisourceBergen Corp.	939	89,524
Amgen, Inc.	6,005	1,379,349
Anthem, Inc.	77	22,646
Baxter International, Inc.	2,764	248,788
Biogen, Inc.*	3,207	984,838
Bristol-Myers Squibb Co.	16,444	982,036
Cardinal Health, Inc.	1,373	75,089
Centene Corp.*	951	63,004
Cerner Corp.	1,749	127,502
Chemed Corp.	118	56,464
Cigna Corp.	812	160,224
Covetrus, Inc.*(a)	930	14,210
CVS Health Corp.	1,822	119,469
Edwards Lifesciences Corp.*	881	197,978
Eli Lilly and Co.	180	27,531
Exelixis, Inc.*	2,983	73,710
Gilead Sciences, Inc.	8,250	642,098
HCA Healthcare, Inc.	280	29,932
Humana, Inc.	1,817	746,151
Jazz Pharmaceuticals PLC*	222	26,489
Johnson & Johnson	17,907	2,663,666
Masimo Corp.*	164	39,391
McKesson Corp.	2,378	377,317
Mettler-Toledo International, Inc.*	109	86,655
Nektar Therapeutics*(a)	1,840	39,928
Pfizer, Inc.	1,177	44,950
Regeneron Pharmaceuticals, Inc.*	652	399,552
ResMed, Inc.	523	84,109
United Therapeutics Corp.*	683	80,560
UnitedHealth Group, Inc.	5,891	1,795,871
Universal Health Services, Inc., Class B	424	44,711
Varian Medical Systems, Inc.*	498	60,452
Waters Corp.*	349	69,748
West Pharmaceutical Services, Inc.	384	82,959

(Cost $11,583,696)		13,244,750

Industrials - 9.5%
3M Co.	3,908	611,368
A O Smith Corp.(a)	1,686	80,085
Acuity Brands, Inc.	473	40,749
AECOM*	615	23,844
AGCO Corp.	643	35,513
Alaska Air Group, Inc.	1,163	39,763
Allison Transmission Holdings, Inc.	1,010	38,097
Boeing Co.	4,871	710,435
C.H. Robinson Worldwide, Inc.	1,893	153,579
Carlisle Cos., Inc.	245	29,366

Caterpillar, Inc.	2,278	273,656
Copa Holdings SA, Class A	214	9,386
Copart, Inc.*	855	76,428
Cummins, Inc.	2,733	463,517
Curtiss-Wright Corp.	137	13,741
Delta Air Lines, Inc.	7,673	193,436
Donaldson Co., Inc.(a)	647	30,700
Dover Corp.	677	65,838
Eaton Corp. PLC	2,500	212,250
Emerson Electric Co.	3,575	218,147
Equifax, Inc.	263	40,386
Expeditors International of Washington, Inc.	1,912	146,019
Fastenal Co.	4,092	168,836
FedEx Corp.	376	49,091
Fortune Brands Home & Security, Inc.	661	40,295
General Dynamics Corp.	532	78,114
Graco, Inc.	1,124	54,188
HD Supply Holdings, Inc.*	1,086	34,437
Hexcel Corp.	355	12,847
Honeywell International, Inc.	3,702	539,937
Huntington Ingalls Industries, Inc.	631	126,131
Illinois Tool Works, Inc.	2,112	364,236
ITT, Inc.	876	50,545
Jacobs Engineering Group, Inc.	337	28,315
JB Hunt Transport Services, Inc.	1,178	140,971
JetBlue Airways Corp.*	4,261	42,908
Knight-Swift Transportation Holdings, Inc.	2,241	93,248
Landstar System, Inc.	595	69,175
Lennox International, Inc.	266	56,881
Lincoln Electric Holdings, Inc.(a)	485	39,852
Lockheed Martin Corp.	463	179,848
ManpowerGroup, Inc.	831	57,455
Masco Corp.	1,952	91,061
MSC Industrial Direct Co., Inc., Class A	399	27,667
nVent Electric PLC	1,310	24,012
Old Dominion Freight Line, Inc.	961	164,417
Oshkosh Corp.	777	55,804
PACCAR, Inc.	2,813	207,768
Parker-Hannifin Corp.	766	137,857
Pentair PLC	1,797	70,335
Quanta Services, Inc.	1,375	50,779
Resideo Technologies, Inc.*	1,216	8,585
Robert Half International, Inc.	1,900	96,406
Rockwell Automation, Inc.	1,098	237,344
Snap-on, Inc.(a)	592	76,776
Southwest Airlines Co.	9,086	291,661
Spirit AeroSystems Holdings, Inc., Class A	1,074	23,274
Teledyne Technologies, Inc.*	129	48,261
Textron, Inc.	1,472	45,588
Toro Co.	910	64,674
Trane Technologies PLC	409	36,896
Union Pacific Corp.	2,884	489,876
United Airlines Holdings, Inc.*	1,746	48,958
United Parcel Service, Inc., Class B	5,316	530,058
United Rentals, Inc.*(a)	287	39,861
W.W. Grainger, Inc.	404	125,086
Waste Management, Inc.	582	62,129
Watsco, Inc.	249	44,300
XPO Logistics, Inc.*(a)	766	60,368

(Cost $10,486,116)		8,893,414

Information Technology - 28.0%
Accenture PLC, Class A	4,994	1,006,890
Amdocs Ltd.	997	62,073
Apple, Inc.	22,739	7,229,638
Applied Materials, Inc.	15,479	869,610
Automatic Data Processing, Inc.	2,045	299,572
Broadridge Financial Solutions, Inc.	546	66,121
Cisco Systems, Inc.	19,944	953,722
Citrix Systems, Inc.	591	87,539
Cognex Corp.	820	46,527
Cognizant Technology Solutions Corp., Class A	5,022	266,166
Coherent, Inc.*(a)	239	34,705
Corning, Inc.	713	16,249
Dolby Laboratories, Inc., Class A	389	23,624
EPAM Systems, Inc.*	200	46,128
Euronet Worldwide, Inc.*	207	19,609
F5 Networks, Inc.*	549	79,561
FLIR Systems, Inc.	845	39,039
Fortinet, Inc.*	601	83,659
HP, Inc.	22,208	336,229
Intel Corp.	65,630	4,130,096
International Business Machines Corp.	698	87,180
Intuit, Inc.	220	63,870
IPG Photonics Corp.*(a)	231	35,897
Jabil, Inc.	1,544	46,196
Jack Henry & Associates, Inc.	347	62,758
KLA Corp.	1,030	181,239
Lam Research Corp.	2,311	632,451
Manhattan Associates, Inc.*	349	30,852
Mastercard, Inc., Class A	6,500	1,955,785
Micron Technology, Inc.*	21,934	1,050,858
Microsoft Corp.	511	93,641
MKS Instruments, Inc.	717	75,737
National Instruments Corp.	673	26,059
NetApp, Inc.	2,862	127,473
NVIDIA Corp.	2,212	785,304
ON Semiconductor Corp.*	1,432	23,614
Paychex, Inc.	1,645	118,901
PayPal Holdings, Inc.*	4,478	694,135
Qorvo, Inc.*	662	69,338
QUALCOMM, Inc.	466	37,690
Skyworks Solutions, Inc.	2,181	258,536
Teradyne, Inc.	1,786	119,698

Texas Instruments, Inc.	8,652	1,027,338
Visa, Inc., Class A(a)	13,183	2,573,849
VMware, Inc., Class A*(a)	463	72,353
Western Digital Corp.	1,258	55,817
Western Union Co.	7,382	147,788
Xilinx, Inc.	310	28,505
Zebra Technologies Corp., Class A*	224	58,536

(Cost $20,238,778)		26,238,155

Materials - 2.2%
Air Products and Chemicals, Inc.	783	189,212
Albemarle Corp.(a)	408	31,220
Alcoa Corp.*	1,557	14,340
Avery Dennison Corp.	465	51,462
Cabot Corp.	443	15,824
Celanese Corp.	1,312	117,962
CF Industries Holdings, Inc.	887	26,051
Chemours Co.(a)	1,366	17,908
Domtar Corp.	625	12,750
Dow, Inc.	3,976	153,474
DuPont de Nemours, Inc.	3,160	160,307
Eastman Chemical Co.	766	52,149
Freeport-McMoRan, Inc.	1,825	16,553
Huntsman Corp.	4,179	75,849
International Paper Co.	2,167	73,786
LyondellBasell Industries NV, Class A	4,311	274,869
Newmont Corp.	732	42,800
Nucor Corp.	4,892	206,736
Olin Corp.	966	11,621
Packaging Corp. of America	757	76,767
PPG Industries, Inc.	1,150	116,920
Reliance Steel & Aluminum Co.	730	70,810
Sonoco Products Co.	475	24,610
Steel Dynamics, Inc.	3,784	100,503
United States Steel Corp.(a)	1,542	12,398
Valvoline, Inc.	1,327	24,350
Westlake Chemical Corp.(a)	348	16,600
Westrock Co.	1,580	44,335

(Cost $2,451,448)		2,032,166

Real Estate - 1.4%
Apartment Investment and Management Co., Class A REIT	1,778	65,555
Brookfield Property REIT, Inc., Class A REIT(a)	3,063	31,825
CBRE Group, Inc., Class A*	6,372	280,240
Equity Residential REIT	511	30,946
Healthpeak Properties, Inc. REIT(a)	3,380	83,283
Host Hotels & Resorts, Inc. REIT	10,023	119,675
Jones Lang LaSalle, Inc.	616	63,078
Medical Properties Trust, Inc. REIT	7,285	131,713
Public Storage REIT	1,507	305,529
Simon Property Group, Inc. REIT	2,307	133,114
Weingarten Realty Investors REIT	1,643	29,377

(Cost $1,738,283)		1,274,335

Utilities - 0.6%
AES Corp.	2,161	26,991
American Electric Power Co., Inc.	311	26,513
CenterPoint Energy, Inc.	1,990	35,382
Consolidated Edison, Inc.	591	44,360
DTE Energy Co.	159	17,104
Edison International	431	25,045
Exelon Corp.	4,532	173,621
NRG Energy, Inc.	3,846	138,648
Sempra Energy	176	22,231
UGI Corp.	1,012	32,222
Xcel Energy, Inc.	326	21,200

(Cost $626,942)		563,317

TOTAL COMMON STOCKS (Cost $88,171,971)		93,348,930

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c) (Cost $96,525)	96,525	96,525

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b) (Cost $199,795)	199,795	199,795

TOTAL INVESTMENTS - 99.8% (Cost $88,468,291)		$93,645,250
Other assets and liabilities, net - 0.2%		187,815

NET ASSETS - 100.0%		$93,833,065

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
—	96,525(d)	—	—	—	346	—	96,525	96,525
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
3,716,009	2,671,476	(6,187,690)	—	—	9,391	—	199,795	199,795

3,716,009	2,768,001	(6,187,690)	—	—	9,737	—	296,320	296,320

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,648,077, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,594,335.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

REIT:	Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	2	$286,767	$304,200	6/19/2020	$17,433

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$93,348,930	$—	$—	$93,348,930
Short-Term Investments(f)	296,320	—	—	296,320
Derivatives(g)
Futures Contracts	17,433	—	—	17,433

TOTAL	$93,662,683	$—	$—	$93,662,683

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.